QUARTERLY FINANCIAL DATA (UNAUDITED) - NARRATIVE (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2016	May 31, 2016	Mar. 31, 2016	Dec. 31, 2016
Sempra LNG & Midstream [Member]
Significant Items Affecting Quarterly Results [Line Items]
Equity Method Investment, Realized Gain (Loss) on Released Pipeline Capacity		$ 206
Equity Method Investment, Realized Gain (Loss) on Released Pipeline Capacity, Net of Tax		$ 123
Equity Method Investment, Impairment Amount			$ 44
Equity Method Investment, Impairment Amount, Net of Tax			$ 27
GdC [Member] | Sempra Mexico [Member] | IEnova [Member]
Significant Items Affecting Quarterly Results [Line Items]
Gain on acquisition of remaining voting rights	$ 617			$ 617
Gain on acquisition of remaining voting rights, net of tax	432			$ 432
Equity Method Investment, Realized Gain (Loss) on Acquisition of Remaining Voting Rights, Net of Tax and Noncontrolling Interest	350
Termoelectrica de Mexicali [Member] | Sempra Mexico [Member]
Significant Items Affecting Quarterly Results [Line Items]
Other than temporary impairment in investment	131
Other than temporary impairment in investment, net of tax	111
Equity Method Investment Other Than Temporary Impairment Net Of Tax Benefit and Noncontrolling Interest	$ 90